Stock Warrants (Additional Information) (Detail) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 05, 2013 Warrants 1	Aug. 05, 2013 Warrants 2	Sep. 30, 2014 Minimum	Dec. 31, 2013 Minimum	Aug. 05, 2013 Minimum Warrants 1	Aug. 05, 2013 Minimum Warrants 2	Sep. 30, 2014 Maximum	Dec. 31, 2013 Maximum	Aug. 05, 2013 Maximum Warrants 1	Aug. 05, 2013 Maximum Warrants 2
Class of Warrant or Right [Line Items]
Outstanding Warrants Expiration Date						May 21, 2015	Dec. 31, 2014			Aug. 05, 2018	Aug. 05, 2018
Weighted average term of warrants	3 years 6 months	4 years 2 months 12 days
Weighted average exercise price of warrants per share	$ 2.75	$ 2.75						$ 2.25	$ 2.25			$ 4.72	$ 5.24
Warrants Exercisable Share				$ 206,420	$ 38,168
Class Of Warrant Or Right Grants In Period	0	6,551,654	0
Warrants Issued Aggregate Fair Value		$ 9,067,283